FindWhat.com, Inc.
5220 Summerlin Commons Boulevard
Suite 500
Fort Myers, Florida 33907

May 16, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	FindWhat.com, Inc. Current Report on Form 8-K/A SEC File No. 0-30428

Ladies and Gentlemen:

     On behalf of FindWhat.com, Inc. (the “Registrant”), pursuant to Regulation S-T under the Securities Act of 1933, as amended, and pursuant to General Instruction E to Current Report on Form 8-K under the Securities Exchange Act of 1934, as amended, the Registrant’s Current Report on Form 8-K/A is being transmitted herewith.

     Any questions or comments with respect to this filing should be directed to the undersigned at (239) 790-9585.

Very truly yours,

/s/ Scott D. Reinke

Scott D. Reinke Associate Corporate Counsel

cc:	NASD (National Association of Securities Dealers)